Document and Entity Information Document	Aug. 06, 2025
Document and Entity Information [Abstract]
Entity Central Index Key	0001567892
Written Communications	false
Entity Incorporation, State or Country Code	L2
Document Type	8-K
Document Period End Date	Aug. 06, 2025
Entity Registrant Name	Mallinckrodt plc
Entity File Number	001-35803
Entity Tax Identification Number	98-1088325
Entity Address, Address Line One	College Business & Technology Park
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	15
Entity Address, Country	IE
City Area Code	1
Local Phone Number	696 0000
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Address, Address Line Two	Cruiserath
Entity Address, Address Line Three	Blanchardstown
Country Region	353